INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities (Details 3) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Amortized cost	$ 195,284	$ 120,770
Gross unrealized holding gains	772	365
Gross unrealized holding losses	93	93
Estimated fair value	195,963	121,042
Mortgage-backed securities
Available for sale:
Amortized cost	5,799	7,309
Gross unrealized holding gains	232	183
Gross unrealized holding losses	2	33
Estimated fair value	6,029	7,459
Held to maturity:
Amortized cost	3,581	4,167
Gross unrealized holding gains	192	151
Gross unrealized holding losses	1	3
Estimated fair value	3,772	4,315
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates
Available for sale:
Amortized cost	925	1,137
Gross unrealized holding gains	129	44
Gross unrealized holding losses	1	1
Estimated fair value	1,053	1,180
Held to maturity:
Amortized cost	318	382
Gross unrealized holding gains	7	7
Gross unrealized holding losses	1	1
Estimated fair value	324	388
Federal National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	1,738	2,624
Gross unrealized holding gains	46	46
Gross unrealized holding losses	1	4
Estimated fair value	1,783	2,666
Held to maturity:
Amortized cost	296	410
Gross unrealized holding gains	9	7
Gross unrealized holding losses
Estimated fair value	305	417
Government National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	3,136	3,548
Gross unrealized holding gains	57	93
Gross unrealized holding losses		28
Estimated fair value	3,193	3,613
Held to maturity:
Amortized cost	2,967	3,375
Gross unrealized holding gains	176	137
Gross unrealized holding losses		2
Estimated fair value	$ 3,143	$ 3,510